LEMONBREW LENDING ACQUISITION (Details Narrative) - USD ($)	Dec. 09, 2022	Dec. 31, 2022	Jan. 21, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Percentage of equity interests acquired			100.00%
Cash		$ 10,846,000		$ 25,818,000
Payable in restricted share units		$ 588,000		$ 40,000
Lemon Brew Lending Corp [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interests acquired	100.00%
Aggregate purchase price	$ 1,250,000
Cash	$ 800,000
Number of shares issued	351,837
Deemed per share price	$ 1.279
Equity-settled shared-based consideration	$ 450,000
Performance based milestone payments	2,500,000
Payable in cash	2,000,000
Payable in restricted share units	$ 500,000
Performance based milestones description	LemonBrew achieving at least $500 thousand in EBITDA for the first 12-month period following closing, $1 million in EBITDA for the second 12-month period following closing, and $2 million in EBITDA for the second 12-month period following closing